GOODWILL (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Goodwill
Beginning Balance	$ 221,337,157		$ 250,650,500
Foreign currency translation adjustment	14,856,086		(29,313,343)
Impairment	147,018,425	[1]	0	$ 85,934,770
Ending Balance	$ 108,940,433	[1]	$ 221,337,157	$ 250,650,500

[1]	The Group measures goodwill at fair value on a non-recurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs) which primarily included management projections on the discounted future cash flow analysis including the discount rate using the weighted average cost of capital of 17.5% and 18% as of December 31, 2016 and 2017, respectively, and expected revenue growth rates. Goodwill impairment loss of $85,934,770, $nil, and $127,252,810 were recognized for the years ended December 31, 2015, 2016 and 2017, respectively, and included in “Impairment loss” in the Consolidated Statements of Operations.